STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock in a private placement at $3.20 per share for gross proceeds to the Company of $10.0 million. In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share. Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds. The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of July 31, 2013, there were 998,096 of these warrants outstanding.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share in a private placement, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the private placement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company filed a registration statement on Form S-1 on May 10, 2013 to register these securities with the Securities and Exchange Commission (“SEC”).

On March 22, 2013, the Company entered into a Securities Purchase Agreement with certain accredited investors for the issuance and sale in a private placement of 4,231,154 units at a purchase price of $2.0625 per unit, valued at $8.6 million, for net proceeds of approximately $7.9 million after related expenses. Each unit consists of one share of 5.0% Series F convertible preferred stock, par value $0.001 per share and a warrant to purchase one-half of a share of common stock equal per share of convertible preferred stock purchased, at an exercise price of $2.00 per whole share, subject to certain adjustments, resulting in the issuance of warrants to purchase an additional 2,282,754 shares of common stock with an exercise price of $2.00 per share. The convertible preferred stock ranks senior to the common stock and each other class or series of the Company’s capital stock, whether common, preferred or otherwise, with respect to distributions of dividends and distributions upon liquidation, dissolution or winding up of the Company. The warrants were initially valued using the Black-Scholes pricing model at approximately $ 2,284,000 which resulted in a beneficial conversion feature on the convertible preferred stock of approximately $1,090,000. This amount was recorded as a deemed dividend.

The convertible preferred stock has the rights, qualifications, limitations and restrictions set forth in the Certificate of Designation (the “Certificate of Designation”) filed with the Secretary of State of the State of Delaware on March 28, 2013. The Certificate of Designation authorizes issuance of up to 4,500,000 shares of convertible preferred stock, with 3,750,000 shares designated as “Sub-Series F-1” and 750,000 shares designated as “Sub-Series F-2.”The right of holders of convertible preferred stock to convert the convertible preferred stock is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2.Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding, such holders, voting as a single class, will be entitled to elect one director of the Company.The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1. the holders of shares of the convertible preferred stock are entitled to a liquidation preference equal to the original issuance price, plus accrued and unpaid dividends.

The Certificate of Designation contains customary anti-dilution protection for proportional adjustments (e.g. stock splits). In addition, prior to the earlier to occur of (A) twelve months following the original issue date of March 28, 2013 and (B) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable conversion price, which is initially $2.0625 per share, then the conversion price of the convertible preferred stock will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock. The warrants issued in March 2013 also contain customary anti-dilution protection for proportional adjustments (e.g. stock splits). In addition prior to the earlier to occur of (1) twelve months following the date of the warrants and (2) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable exercise price, which is initially $2.00 per share, then the exercise price of the warrants will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock.

The full ratchet anti-dilution provisions in the Company’s convertible preferred stock and warrants issued in its March 2013 private placement were not in effect until those provisions were approved by a vote of the Company’s stockholders at its 2013 annual meeting held on June 21, 2013. Upon approval of these provisions the warrants were reclassified as a derivative liability and recorded at fair value as of July 31, 2013. Also upon approval of the full ratchet anti-dilution provision the Series F convertible preferred stock were potentially convertible into more shares of common stock than currently authorized, therefore those shares were classified outside of permanent equity. Upon the expiration of the full ratchet anti-dilution provisions on the one-year anniversary of the March 2013 private placement, the Company expects the preferred stock and warrants to be reclassified back to permanent stockholders' equity. In accordance with ASC 815-40-25 and ASC 815-10-15Derivatives and Hedging and ASC 480-10-25Liabilities-Distinguishing Liabilities from Equity as approved by shareholders, the convertible preferred shares and are accounted for net outside of stockholders’ equity at $6,394,000 with the warrants accounted for as liabilities at their fair value of $1,539,000 as of July 31, 2013. The value of the derivative warrant liability will be re-measured at each reporting period with changes in fair value recorded as earnings. To derive an estimate of the fair value of these warrants, the Company utilized a dynamic Black Scholes Merton formula that computes the impact of share dilution upon the exercise of the warrant shares. This process relies upon inputs such as shares outstanding, estimated stock prices, strike price and volatility assumptions to dynamically adjust the payoff of the warrants in the presence of the dilution effect. In the event the convertible preferred shares are redeemed, any redemption price in excess of the carrying amount of the convertible preferred stock would be treated as a dividend.

Fees in the amount of $0.7 million relating to the stock placement were netted against proceeds. The Company filed a registration statement to register these securities on Form S-1 on May 10, 2013 with the Securities and Exchange Commission (“SEC”).

Effective July 24, 2013, the Company entered into a Credit Agreement with Fortress described above in Note 6. As a condition to and in connection with the Credit Agreement, the Company issued to Fortress the Fortress Warrant, pursuant to which Fortress is entitled to purchase 1,454,545 shares of the Company’s common stock at an exercise price of $2.0625 per share.

The Fortress Warrant is exercisable on or after October 22, 2013 and will expire on the seventh anniversary of the effective date of the Fortress Transactions. If the Fortress Warrant is exercisable and there is no effective Registration Statement registering, or no current prospectus available for, the resale of, the shares of common stock issuable upon exercise of the Fortress Warrant, then the Fortress Warrant may also be exercised at such time by means of a “cashless exercise,” determined according to the terms of the Fortress Warrant.

The Fortress Warrant contains what is commonly referred to as “full-ratchet” anti-dilution protection, which provision will only be in effect if approved by the Company’s stockholders at its 2014 annual meeting of stockholders. Subject to stockholder approval, if, prior to the earlier to occur of (A) twelve months following the warrant, issuance date of July 22, 2013 and (B) the date on which the Company indicates a positive earnings per share in its public disclosure, the company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable exercise price, which is initially $2.0625 per share, then the exercise price of the Fortress Warrant will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of common stock.

On February 28, 2013, the Company issued convertible promissory notes to two investors, in the aggregate principal amount of $550,000. Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock. Each note holder exercised this right and received 188,235 Series F convertible preferred stock shares, in the case of the note holder converting $330,000 of promissory notes and interest, and 156,863 Series F convertible preferred stock shares, for the in the case of note holder converting $275,000 of promissory notes and interest.

11. STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock at $3.20 per share for gross proceeds to the Company of $10.0 million.  In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share.   Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds.  The warrants were valued at $1.3 million using the Black-Scholes model.  The Black-Scholes inputs used were:  expected dividend rate of 0%, expected volatility of 68%, risk free interest rate of 1.47%, and expected term of 2.5 years.  The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of October 31, 2012, 998,096 warrants were outstanding.

In August 2011, the Company filed an amendment to its Certificate of Incorporation to effect a reverse stock split of its issued and outstanding common stock, pursuant to which every four outstanding shares of common stock were combined and reclassified into one share of common stock. This reverse stock split was effective August 12, 2011. All references to the number of shares of common stock issued and outstanding, and the per share calculations have been restated to give retroactive effect to the reverse stock split.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the agreement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (“SEC”) at IRM’s request, no later than sixty days following such request, and to keep it continuously effective until the shares covered by the registration statement have been sold or become eligible for sale pursuant to SEC Rule 144 without restriction on the volume of securities that may be sold in any single transaction, assuming for this purpose that the security holders are not affiliates of the Company.